UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave PO Box 80 Summit, NJ		07901-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 175 Oak Ridge Ave PO Box 80 Summit, NJ 07901-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS® FUND

Portfolio of Investments — September 30, 2010 (unaudited)

Shares		Value
Common Stocks - 96.46%
	Aerospace/Defense - 3.04%
2,700	General Dynamics Corp.	$169,587
3,250	United Technologies Corp.	231,497
		401,084
	Agriculture - 2.17%
8,960	Archer-Daniels-Midland Co.	286,003

	Apparel - 0.65%
470	Nike, Inc. - Class B	37,666
600	VF Corp.	48,612
		86,278
	Auto Manufacturers - 0.19%
530	PACCAR, Inc.	25,519

	Banks - 14.17%
21,150	Bank of America Corp.	277,276
11,250	Bank of New York Mellon Corp. (The)	293,963
1,880	Goldman Sachs Group, Inc. (The)	271,810
7,992	JPMorgan Chase & Co.	304,255
4,630	Morgan Stanley	114,268
14,080	U.S. Bancorp	304,410
12,130	Wells Fargo & Co.	304,827
		1,870,809
	Beverages - 1.27%
2,870	Coca-Cola Co. (The)	167,952

	Biotechnology - 0.63%
1,510	Amgen, Inc. (a)	83,216

	Chemicals - 0.61%
890	Praxair, Inc.	80,331

	Commercial Services - 2.01%
3,580	VISA, Inc., Class A	265,851

	Computers - 3.21%
770	Apple, Inc. (a)	218,487
4,885	Hewlett-Packard Co.	205,512
		423,999
	Cosmetics/Personal Care - 1.72%
350	Estee Lauder Cos., Inc. (The)	22,130
3,410	Procter & Gamble Co. (The)	204,498
		226,628
	Diversified Financial Services - 2.00%
1,550	BlackRock, Inc.	263,888

	Electric - 2.74%
15,530	Duke Energy Corp.	275,036
2,340	Southern Co.	87,142
		362,178
	Electrical Components & Equipment - 0.92%
2,310	Emerson Electric Co.	121,645

	Electronics - 0.64%
1,760	Thermo Fisher Scientific, Inc. (a)	84,269

	Engineering & Construction - 0.44%
1,160	Fluor Corp.	57,455

	Health Care Products - 3.54%
4,940	Johnson & Johnson	306,082
4,810	Medtronic, Inc.	161,520
		467,602
	Health Care Services - 1.82%
3,650	UnitedHealth Group, Inc.	128,151
1,990	WellPoint, Inc. (a)	112,714
		240,865
	Insurance - 8.81%
2,080	ACE Ltd.	121,160
3,720	Berkshire Hathaway, Inc., Class B (a)	307,570
7,390	Manulife Financial Corp.	93,336
7,240	MetLife, Inc.	278,378
1,090	PartnerRe Ltd.	87,396
5,280	Travelers Cos., Inc. (The)	275,088
		1,162,928
	Internet - 1.83%
460	Google, Inc., Class A (a)	241,863

	Iron/Steel - 0.40%
1,370	Nucor Corp.	52,334

	Leisure Time - 0.83%
2,850	Carnival Corp.	108,899

	Machinery-Construction & Mining - 1.53%
2,570	Caterpillar, Inc.	202,208

	Media - 2.98%
710	McGraw-Hill Cos., Inc. (The)	23,473
1,710	Thomson Reuters Corp.	64,176
9,250	Walt Disney Co. (The)	306,267
		393,916
	Mining - 1.03%
2,950	Barrick Gold Corp.	136,556

	Miscellaneous Manufacturing - 3.51%
1,330	3M Co.	115,324
16,895	General Electric Co.	274,544
1,040	Illinois Tool Works, Inc.	48,901
1,080	Leggett & Platt, Inc.	24,581
		463,350
	Oil & Gas - 8.42%
1,366	Apache Corp.	133,540
3,388	Chevron Corp.	274,597
4,830	ConocoPhillips Co.	277,387
4,448	Exxon Mobil Corp.	274,842
1,940	Occidental Petroleum Corp.	151,902
		1,112,268
	Oil & Gas Services - 2.62%
920	National Oilwell Varco, Inc.	40,912
4,950	Schlumberger Ltd.	304,969
		345,881
	Pharmaceuticals - 4.41%
740	Abbott Laboratories	38,658
7,410	Merck & Co., Inc.	272,762
15,740	Pfizer, Inc.	270,256
		581,676

See accompanying Notes to Portfolio of Investments.

Shares		Value
	Retail - 5.56%
5,150	Lowe’s Cos., Inc.	$114,794
1,190	McDonald’s Corp.	88,667
1,040	Target Corp.	55,578
5,050	Walgreen Co.	169,175
5,725	Wal-Mart Stores, Inc.	306,402
		734,616
	Semiconductors - 2.31%
3,780	Applied Materials, Inc.	44,150
13,590	Intel Corp.	261,336
		305,486
	Software - 2.92%
12,470	Microsoft Corp.	305,390
2,975	Oracle Corp.	79,879
		385,269
	Telecommunications - 5.17%
9,570	AT&T, Inc.	273,702
12,210	Cisco Systems, Inc. (a)	267,399
4,330	Verizon Communications, Inc.	141,115
		682,216
	Textiles - 0.54%
2,570	Cintas Corp.	70,803

	Transportation - 1.82%
2,310	Canadian National Railway Co.	147,886
1,385	United Parcel Service, Inc., Class B	92,366
		240,252
	Total Common Stocks (Cost $11,392,902)	12,736,093

	Total Investments - 96.46% (Cost $11,392,902)(b)	12,736,093

Contracts
Put Options Written(c) - (0.11%)
(3)	ACE Ltd.
	$50 strike, November 2010 expiration	(52)
(2)	Apache Corp.
	$95 strike, October 2010 expiration	(194)
(11)	AT&T, Inc.
	$26 strike, October 2010 expiration	(66)
(21)	Bank of America Corp.
	$14 strike, November 2010 expiration	(2,625)
(4)	Chevron Corp.
	$75 strike, December 2010 expiration	(588)
(5)	ConocoPhillips Co.
	$55 strike, November 2010 expiration	(650)
(17)	Duke Energy Corp.
	$17 strike, October 2010 expiration	(85)
(5)	Exxon Mobil Corp.
	$60 strike, October 2010 expiration	(150)
(3)	General Dynamics Corp.
	$60 strike, November 2010 expiration	(465)
(19)	General Electric Co.
	$16 strike, December 2010 expiration	(1,387)
(2)	Goldman Sachs Group, Inc. (The)
	$150 strike, October 2010 expiration	(1,290)
(5)	Manulife Financial Corp.
	$15 strike, December 2010 expiration	(1,338)
(9)	Merck & Co., Inc.
	$34 strike, October 2010 expiration	(108)
(7)	MetLife, Inc.
	$42 strike, December 2010 expiration	(3,535)
(4)	Morgan Stanley
	$27 strike, October 2010 expiration	(948)
(20)	Pfizer, Inc.
	$15 strike, December 2010 expiration	(460)
(2)	Southern Co.
	$35 strike, November 2010 expiration	(66)
(6)	Traveler Cos., Inc. (The)
	$50 strike, October 2010 expiration	(90)
(6)	Verizon Communications, Inc.
	$29 strike, October 2010 expiration	(24)
(3)	WellPoint, Inc.
	$50 strike, December 2010 expiration	(360)
	Total Put Options Written (Premium received $21,173)	(14,481)
Call Options Written(c) - (0.15%)
(3)	ACE Ltd.
	$55 strike, November 2010 expiration	(1,320)
(2)	Apache Corp.
	$100 strike, October 2010 expiration	(242)
(11)	AT&T, Inc.
	$27 strike, October 2010 expiration	(1,848)
(21)	Bank of America Corp.
	$15 strike, November 2010 expiration	(378)
(4)	Cheveron Corp.
	$80 strike, December 2010 expiration	(1,460)
(5)	ConocoPhillips Co.
	$57.50 strike, November 2010 expiration	(935)
(17)	Duke Energy Corp.
	$17 strike, October 2010 expiration	(1,615)
(5)	Exxon Mobile Corp.
	$62.50 strike, October 2010 expiration	(275)
(3)	General Dynamics Co.
	$65 strike, November 2010 expiration	(375)
(19)	General Electric Co.
	$17 strike, December 2010 expiration	(969)
(2)	Goldman Sachs Group, Inc. (The)
	$155 strike, October 2010 expiration	(74)
(5)	Manulife Financial Corp.
	$17.50 strike, December 2010 expiration	(38)
(9)	Merk & Co., Inc.
	$35 strike, October 2010 expiration	(1,800)
(7)	MetLife, Inc.
	$43 strike, December 2010 expiration	(490)
(4)	Morgan Stanley
	$28 strike, October 2010 expiration	(12)
(20)	Pfizer, Inc.
	$16 strike, December 2010 expiration	(2,940)
(2)	Southern Co.
	$36 strike, November 2010 expiration	(310)
(6)	Travelers Cos., Inc. (The)
	$50 strike, October 2010 expiration	(1,416)
(6)	Verizon Communications, Inc.
	$29 strike, October 2010 expiration	(2,220)

See accompanying Notes to Portfolio of Investments.

Contracts		Value
(3)	WellPoint, Inc.
	$52.50 strike, December 2010 expiration	$(1,770)
	Total Call Options Written (Premium received $19,923)	(20,487)
	Other Assets
	Net of Liabilities - 3.80%	502,172
	Net Assets — 100.00%	$13,203,297

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purpose is $11,392,902

	Gross unrealized appreciation	$1,571,623
	Gross unrealized depreciation	(228,432)
	Net unrealized appreciation	$1,343,191

(c)	The amount of $487,725 in cash was segregated with the broker to cover all options written as of September 30, 2010.

Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of
	Contracts	Premium
Beginning of Period	—	$—
Call Options Written	154	19,923
Put Options Written	154	21,173
Outstanding, September 30, 2010	308	$41,096

See accompanying Notes to Portfolio of Investments.

INDUSTRY LEADERS® FUND

Notes to Portfolio of Investments

For the Period Ended September 30, 2010 (unaudited)

A. Securities Valuation

Securities Valuation- The Industry Leaders® Fund’s (the “Fund”) investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. During the three month period July 1, 2010 to September 30, 2010, the Fund only held securities with readily available market quotations.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/10	Price	Inputs	Inputs
Common Stocks*	$12,736,093	$12,736,093	$—	$—
Other Financial Instruments**	$(34,968)	$(34,968)	$—	$—

*                 Please refer to Schedule of Investments for industry breakdown.

**          Other financial instruments include written options.

The Fund did not hold any Level 2 or 3 securities during the Period. The Fund held only Level 1 securities during the period.

Options Transactions- In the normal course of pursuing its investment objestives, the Fund is subject to price volatility risk. In order to produce incremental earnings and protect gains and minimize losses the Fund, as described in the prospectus, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of the profit if the market price of the underlying security increases. Also, the Fund may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectus. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

The Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. when a written call option is closed prior to the expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

The Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

Per the prospectus, the Fund is only allowed to trade in options as a temporary defensive measure. For the period ended September 30, 2010, the Fund invested in options for such purpose.

INDUSTRY LEADERS® FUND

Notes to Portfolio of Investments

For the Period Ended September 30, 2010 (unaudited) (continued)

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2.  CONTROLS AND PROCEDURES.

a.               The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan
Gerald P. Sullivan
President

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN
Gerald P. Sullivan
Chief Financial Officer

Date:	November 18, 2010

EXHIBIT INDEX

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.